30. Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic numerator
Net income (loss) allocated to controlling shareholder - continuing operations	R$ 1,092	R$ (287)	R$ 124
Net income allocated to controlling shareholder - discontinued operations	1,087	1,077	1,025
Net income allocated to controlling shareholder	R$ 2,179	R$ 790	R$ 1,149
Basic denominator (millions of shares)
Weighted average of shares	268	267	266
Basic earnings per share (R$) - continuing operations	R$ 4.07575	R$ (1.07463)	R$ 0.46546
Basic earnings per share (R$) - discontinued operations	4.05709	4.03267	3.84673
Basic earnings per share (R$) - total	R$ 8.13283	R$ 2.95804	R$ 4.31209
Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders - continuing operations	R$ 1,092	R$ (287)	R$ 124
Net income allocated to ordinary controlling shareholders - discontinued operations	1,087	1,077	1,025
Net income allocated to ordinary controlling shareholders	R$ 2,179	R$ 790	R$ 1,149
Diluted denominator
Weighted average of shares (in millions)	268	267	266
Stock option (in millions)	1	1	1
Diluted weighted average of shares (millions)	269	268	267
Diluted earnings per share (R$) - continuing operations (in R$ per shares)	R$ 4.06984	R$ (1.07337)	R$ 0.46337
Diluted earnings per share (R$) - discontinued operations (in R$ per shares)	4.0512	4.02728	3.83024
Diluted earnings per share (R$) - total (in R$ per shares)	R$ 8.12104	R$ 2.95391	R$ 4.29361